Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2015
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Sep. 06, 2016
Document Effective Date	Sep. 06, 2016
Prospectus Date	Sep. 01, 2016
Shelton International Select Equity Fund (formerly, WHV International Equity Fund) | Class A
Prospectus:
Trading Symbol	WHVAX
Shelton International Select Equity Fund (formerly, WHV International Equity Fund) | Class I
Prospectus:
Trading Symbol	WHVIX
Shelton Tactical Credit Fund (formerly, WHV/Acuity Tactical Credit Long/Short Fund) | Class A
Prospectus:
Trading Symbol	WHAAX
Shelton Tactical Credit Fund (formerly, WHV/Acuity Tactical Credit Long/Short Fund) | Class I
Prospectus:
Trading Symbol	WHAIX
Shelton Tactical Credit Fund (formerly, WHV/Acuity Tactical Credit Long/Short Fund) | Class C
Prospectus:
Trading Symbol	WHACX